Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.6%
Communication Services — 5.2%
Diversified Telecommunication Services — 2.4%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,943,871
AT&T Inc., Senior Notes	6.375%	3/1/41	753,000	802,618
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	183,508
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	573,117 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	147,402
AT&T Inc., Senior Notes	3.550%	9/15/55	1,353,000	917,657
AT&T Inc., Senior Notes	3.800%	12/1/57	1,120,000	786,883
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	89,772
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,190,000	2,222,368
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	380,000	382,209 (a)
Frontier Communications Holdings LLC, Secured Notes	6.000%	1/15/30	780,000	782,330 (a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	208,335
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	350,000	309,640
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	2,070,000	2,076,031 (b)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	203,786
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	670,000	516,143
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	252,905
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	362,026
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	224,372
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	380,000	369,627
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	216,435
Total Diversified Telecommunication Services				14,571,035
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	76,923
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	181,738
Walt Disney Co., Senior Notes	5.400%	10/1/43	270,000	267,669
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	265,000	233,564
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	570,000	456,132
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	100,000	72,957
Total Entertainment				1,288,983
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	520,000	535,198
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	575,477
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	171,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	158,030
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	640,000	393,536
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	226,963
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	154,565
Comcast Corp., Senior Notes	2.937%	11/1/56	823,000	483,957
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	4.950%	10/15/58	560,000	$487,448
Fox Corp., Senior Notes	5.476%	1/25/39	630,000	607,790
Historic TW Inc., Senior Notes	8.300%	1/15/36	1,170,000	1,303,755
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	53,532
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,158,000	1,322,396
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	605,459
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	871,933
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,130,000	1,130,144
Total Media				9,081,358
Wireless Telecommunication Services — 1.1%
Rogers Communications Inc., Subordinated Notes (7.000% to 4/15/30 then 5 year Treasury Constant Maturity Rate + 2.653%)	7.000%	4/15/55	590,000	592,426 (c)
Rogers Communications Inc., Subordinated Notes (7.125% to 4/15/35 then 5 year Treasury Constant Maturity Rate + 2.620%)	7.125%	4/15/55	860,000	857,410 (c)
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	800,000	705,483
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	410,000	348,487
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	1,430,000	1,438,259
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	132,106
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	980,000	711,439
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	541,140
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,550,000	1,561,516
Total Wireless Telecommunication Services				6,888,266

Total Communication Services				31,829,642
Consumer Discretionary — 10.1%
Automobile Components — 1.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	5,320,000	5,307,827 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,120,000	1,065,573 (a)
Total Automobile Components				6,373,400
Automobiles — 3.5%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	880,000	871,548 (a)
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	341,126
Ford Motor Co., Senior Notes	3.250%	2/12/32	370,000	305,092
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	318,891
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,109,299
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	405,852
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	671,358
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	1,210,000	1,237,323
General Motors Co., Senior Notes	5.600%	10/15/32	778,000	771,907
General Motors Co., Senior Notes	6.600%	4/1/36	500,000	516,495
General Motors Co., Senior Notes	6.750%	4/1/46	550,000	557,956
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	174,191
Hyundai Capital America, Senior Notes	5.400%	1/8/31	320,000	322,651 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	750,000	755,386 (a)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	4,820,000	4,795,900 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	491,448 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	351,468 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	6,445,000	$6,377,851 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,270,000	1,212,851 (a)
Total Automobiles				21,588,593
Broadline Retail — 0.4%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	640,000	559,592
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	201,245 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	349,846
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,030,000	681,421
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	234,348
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	638,488
Total Broadline Retail				2,664,940
Diversified Consumer Services — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	382,252
Hotels, Restaurants & Leisure — 4.4%
Carnival Corp., Senior Notes	5.750%	3/1/27	2,400,000	2,403,009 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	2,580,000	2,571,563 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	880,000	925,447
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,770,000	1,750,835 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	630,000	624,392 (a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	2,456,000	2,402,102 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	630,731
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,131
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	449,813
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,200,000	1,195,653 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	709,586 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	830,000	827,277 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	220,000	220,149 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	348,774 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	570,000	575,557 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	410,062 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	5,573,000	5,571,680
Sands China Ltd., Senior Notes	3.800%	1/8/26	1,411,000	1,396,868
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	148,498 (d)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,440,000	2,444,663
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	825,444 (d)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	388,458 (a)
Total Hotels, Restaurants & Leisure				26,871,692
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	720,000	704,383 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,290,000	1,931,282 (a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	660,000	604,900 (a)
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,810
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	700,000	438,082
Total Specialty Retail				3,683,457

Total Consumer Discretionary				61,564,334
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 3.3%
Beverages — 0.1%
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	$424,352
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	2,040,000	2,041,249 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	800,000	737,094 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,090,000	1,028,890
Total Consumer Staples Distribution & Retail				3,807,233
Food Products — 1.5%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	960,000	960,000 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	610,000	649,861
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	1,530,000	1,574,064 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	680,000	695,552 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	2,720,000	2,734,648 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	870,000	872,412 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,260,000	1,259,836 (a)
Mars Inc., Senior Notes	5.800%	5/1/65	320,000	321,021 (a)
Total Food Products				9,067,394
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.450%	2/4/32	860,000	725,935
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,720,000	1,262,419
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	48,129
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	146,645
Altria Group Inc., Senior Notes	5.950%	2/14/49	390,000	385,391
BAT Capital Corp., Senior Notes	2.259%	3/25/28	400,000	373,863
BAT Capital Corp., Senior Notes	6.000%	2/20/34	640,000	667,271
BAT Capital Corp., Senior Notes	6.250%	8/15/55	670,000	669,117
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	90,000	93,827
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	140,000	142,483
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	484,670
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	440,000	368,955
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	723,615
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	515,809
Total Tobacco				6,608,129

Total Consumer Staples				19,907,108
Energy — 9.8%
Oil, Gas & Consumable Fuels — 9.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	1,480,000	1,505,948 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,460,000	1,434,510 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,514,000	1,514,443 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	750,000	739,949 (c)(e)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	501,907
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	383,623 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	270,000	264,697
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	2,450,000	2,304,234
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	390,000	341,111
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	340,000	$356,099 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	510,000	476,341
Devon Energy Corp., Senior Notes	5.750%	9/15/54	180,000	164,923
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,484,082
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,010,000	842,356
Ecopetrol SA, Senior Notes	8.375%	1/19/36	770,000	750,732
Ecopetrol SA, Senior Notes	5.875%	11/2/51	800,000	541,161
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	655,000	684,679
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	685,905 (c)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,590,000	2,599,413 (c)(e)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	2,500,000	2,542,926 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	140,000	141,693
Energy Transfer LP, Senior Notes	8.250%	11/15/29	1,031,000	1,168,067
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	519,957
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	119,383
Energy Transfer LP, Senior Notes	6.125%	12/15/45	230,000	226,357
Energy Transfer LP, Senior Notes	5.950%	5/15/54	790,000	754,962
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	273,247
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	310,000	251,446
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	481,256
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	550,000	402,247
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.571%	8/16/77	2,020,000	2,013,905 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,980,000	1,941,706 (c)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,440,000	1,471,074 (a)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	880,000	891,641 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	410,000	411,872
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	2,220,000	1,869,839 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	940,000	952,800 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	661,251 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	436,530
MPLX LP, Senior Notes	4.500%	4/15/38	790,000	694,019
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	1,421,081	1,399,765 (a)(c)(f)(g)
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	1,430,000	1,450,904
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	576,120
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,050,000	1,180,397
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	981,971
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	129,363
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	68,912
ONEOK Inc., Senior Notes	6.625%	9/1/53	820,000	858,645
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,295,000	1,291,588 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	570,000	544,404
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	690,000	536,793
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	220,000	$138,875 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	2,730,000	2,728,073
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.695%	5/1/25	2,452,000	2,452,768 (c)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	160,795
Puma International Financing SA, Senior Notes	7.750%	4/25/29	690,000	697,464 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,629,208
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,340,000	1,239,182
Targa Resources Corp., Senior Notes	6.500%	3/30/34	720,000	769,150
Targa Resources Corp., Senior Notes	5.500%	2/15/35	250,000	248,654
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	1,970,000	2,109,204
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	818,984
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	171,868
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	70,000	72,303
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,380,000	1,233,346
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	140,000	120,291
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	570,000	498,772
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	300,000	255,917

Total Energy				60,166,007
Financials — 27.4%
Banks — 13.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	830,000	825,820 (a)(c)(e)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Notes	5.621%	12/10/29	810,000	820,595 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,151,182 (c)(e)
Banco Santander SA, Senior Notes	5.439%	7/15/31	1,400,000	1,435,617
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	1,200,000	1,217,610 (c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	645,204 (c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,700,000	1,452,567 (c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,009,827 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	450,000	404,325 (c)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	241,340 (c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,514,358 (c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	162,340 (c)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	830,000	765,433 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	115,555 (c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	76,409 (c)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,610,000	2,657,261 (c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,580,000	1,318,135 (c)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	3,590,000	$3,523,873 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	911,989 (c)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	1,380,000	1,353,015 (c)(e)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	1,270,000	1,277,411 (c)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	2,550,000	2,561,220 (a)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,220,000	2,292,163 (a)(c)(e)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,339,095 (a)(c)(e)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	630,000	659,136 (a)(c)
Citibank NA, Senior Notes	5.570%	4/30/34	1,130,000	1,161,656
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	1,810,000	1,809,308 (c)(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	505,272
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	312,831 (c)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	1,210,000	1,206,061 (c)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	1,750,000	1,710,593 (c)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	64,694
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	880,000	888,741 (c)
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	1,490,000	1,514,563 (c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	5,730,000	5,833,183 (a)(c)(e)
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	1,500,000	1,511,411 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	620,000	619,273 (c)(e)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	488,045 (c)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	260,935 (c)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	660,000	665,469 (c)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	2,060,000	2,053,189 (c)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	340,000	362,563 (c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	180,000	205,221
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	2,490,000	2,494,942 (c)
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	2,650,000	2,940,752 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	860,000	996,248 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,320,000	1,354,245 (c)(e)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	720,000	562,232 (c)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	315,986 (c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	599,242 (c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	990,000	964,822 (c)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	2,150,000	$2,159,562 (c)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	1,770,000	1,808,809 (c)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,370,000	1,357,204 (c)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	1,933,981 (c)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	666,102 (c)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	591,296 (c)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	451,837 (c)(e)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	940,000	908,476 (a)(c)(e)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	1,220,000	1,207,232 (c)
Societe Generale SA, Senior Notes (6.100% to 4/13/32 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.100%	4/13/33	1,120,000	1,147,791 (a)(c)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	920,000	932,022 (c)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,370,000	1,420,560 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,650,000	1,401,180 (c)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	2,810,000	2,791,659 (c)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,149,250 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,380,000	1,404,724 (c)
Total Banks				82,464,642
Capital Markets — 6.8%
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	65,120
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	3,339,000	3,335,506 (c)(e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,910,000	3,052,530 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	2,610,000	2,280,944
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(f)(g)(h)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	710,000	703,377 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	400,000	395,999 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,450,000	1,471,746 (c)(e)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,640,000	5,486,124 (c)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	1,630,000	1,622,656 (c)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	5,030,000	5,102,144 (c)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,060,000	1,095,884 (c)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	140,000	117,347 (c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	224,864 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,570,000	1,570,801 (c)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	1,900,000	1,857,439 (c)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	1,170,000	1,195,331 (c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	600,000	643,917 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	3,650,000	3,027,087 (c)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	870,000	878,631 (c)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	270,000	$273,033 (c)
Nuveen LLC, Senior Notes	5.550%	1/15/30	850,000	876,745 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	870,000	890,740 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	1,410,000	1,392,137 (a)(c)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	2,240,000	2,208,901 (a)(c)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	610,000	664,009 (a)(c)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	1,130,000	1,292,383 (a)(c)(e)
Total Capital Markets				41,725,395
Financial Services — 3.7%
200 Park Funding Trust, Senior Notes	5.740%	2/15/55	1,850,000	1,837,264 (a)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000	250,422
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,540,000	1,219,438
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	650,000	642,993
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	390,000	377,678 (c)
Atlas Warehouse Lending Co. LP, Senior Notes	6.050%	1/15/28	880,000	888,060 (a)
Citadel LP, Senior Notes	6.000%	1/23/30	350,000	355,863 (a)
Citadel LP, Senior Notes	6.375%	1/23/32	900,000	923,928 (a)
High Street Funding Trust III, Senior Notes	5.807%	2/15/55	1,120,000	1,105,529 (a)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.117%	12/21/65	5,594,000	4,672,710 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.367%	12/21/65	260,000	219,772 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,470,000	1,511,182 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,910,000	1,880,744 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	690,000	701,494
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	360,000	380,709
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	1,580,000	1,565,482
PayPal Holdings Inc., Senior Notes	5.500%	6/1/54	290,000	280,478
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	853,655 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,931,893
Total Financial Services				22,599,294
Insurance — 3.4%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	650,000	637,922 (a)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	400,000	394,107 (a)(c)
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	425,126 (a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	940,000	780,236 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	229,001 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	320,000	325,943
Aon North America Inc., Senior Notes	5.750%	3/1/54	870,000	858,656
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	2,560,000	2,539,143
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	1,010,000	1,012,573
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	1,970,000	$1,981,123 (a)(c)(e)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	710,000	721,417 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	780,000	811,355 (a)(c)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,140,000	1,128,580
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	171,374 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	557,209 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	1,890,000	1,888,079 (a)(c)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	1,400,000	1,404,760 (c)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	440,000	427,163 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	730,000	538,412 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,190,000	1,030,953 (a)(c)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	293,385 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	505,134 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	367,288 (a)
Prudential Financial Inc., Senior Notes	5.200%	3/14/35	1,360,000	1,362,370
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	650,000	528,604 (a)
Total Insurance				20,919,913

Total Financials				167,709,244
Health Care — 3.5%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	5.400%	3/15/54	450,000	442,306
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	551,401
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	296,243
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	289,853
Amgen Inc., Senior Notes	5.650%	3/2/53	420,000	412,309
Total Biotechnology				1,992,112
Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	80,044
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,290,000	1,308,033 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	590,000	584,009
Total Health Care Equipment & Supplies				1,972,086
Health Care Providers & Services — 2.2%
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	258,882
Cigna Group, Senior Notes	3.200%	3/15/40	520,000	394,385
Cigna Group, Senior Notes	5.600%	2/15/54	300,000	285,797
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	84,009
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	558,040
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	1,510,000	1,495,773
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	540,000	400,220
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	970,000	980,078 (c)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	5.700%	6/1/34	310,000	$314,976
CVS Health Corp., Senior Notes	4.780%	3/25/38	460,000	412,957
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	520,969
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	543,741
HCA Inc., Senior Notes	6.200%	3/1/55	1,340,000	1,331,325
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	1,110,000	1,082,159 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	210,000	214,789
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	526,277
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	473,610
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	208,259
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	126,526
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	208,058
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	360,000	346,784
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	550,000	561,604
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	520,000	375,933
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	380,000	374,542
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	817,630
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	700,000	687,611
Total Health Care Providers & Services				13,584,934
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	220,000	219,110
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	320,000	315,582
GlaxoSmithKline Capital Inc., Senior Notes	4.875%	4/15/35	630,000	624,060
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	580,000	562,837
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	930,000	916,683
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	627,000	613,161
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	450,000	484,589
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	350,000	390,523
Total Pharmaceuticals				4,126,545

Total Health Care				21,675,677
Industrials — 7.2%
Aerospace & Defense — 1.8%
Avolon Holdings Funding Ltd., Senior Notes	5.375%	5/30/30	1,710,000	1,712,831 (a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,050,000	1,031,868
Boeing Co., Senior Notes	6.528%	5/1/34	780,000	836,207
Boeing Co., Senior Notes	3.300%	3/1/35	590,000	477,910
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	778,776
Boeing Co., Senior Notes	6.858%	5/1/54	130,000	141,324
General Dynamics Corp., Senior Notes	4.250%	4/1/40	490,000	433,391
Hexcel Corp., Senior Notes	5.875%	2/26/35	1,490,000	1,518,916
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	720,000	718,251
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	800,000	813,912
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	232,125
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	285,130
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	543,985
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	189,283
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	6.100%	3/15/34	20,000	$21,458
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	15,899
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	344,113
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	257,679
RTX Corp., Senior Notes	3.030%	3/15/52	990,000	628,418
Total Aerospace & Defense				10,981,476
Air Freight & Logistics — 0.0%††
FedEx Corp., Senior Notes	5.250%	5/15/50	320,000	286,179 (a)
Building Products — 0.3%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	291,000	306,253
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,760,000	1,772,610 (a)
Total Building Products				2,078,863
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	650,000	647,111 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,530,000	1,517,019 (a)
Total Commercial Services & Supplies				2,164,130
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	632,884 (a)
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	449,530
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	407,725
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	625,335
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	273,636
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	172,894
Total Ground Transportation				1,929,120
Machinery — 0.1%
ESAB Corp., Senior Notes	6.250%	4/15/29	590,000	599,348 (a)
Passenger Airlines — 3.7%
Air Canada Pass-Through Trust	4.125%	5/15/25	394,551	393,895 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,205,468	3,192,122 (a)
Air Canada Pass-Through Trust	10.500%	7/15/26	3,550,000	3,755,678 (a)
Air Canada Pass-Through Trust	3.750%	12/15/27	383,577	374,359 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	605,181	603,709 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	863,448 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	293,812 (a)
American Airlines Pass-Through Trust	4.000%	7/15/25	97,823	97,199
American Airlines Pass-Through Trust	3.375%	5/1/27	282,282	273,836
American Airlines Pass-Through Trust	3.575%	1/15/28	1,072,120	1,037,894
British Airways Pass-Through Trust	3.350%	6/15/29	299,762	285,990 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	599,813
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	3,970,000	3,759,729 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	622,080	621,159
United Airlines Pass-Through Trust	3.100%	10/7/28	1,438,421	1,334,655
United Airlines Pass-Through Trust	5.800%	1/15/36	2,436,051	2,478,037
United Airlines Pass-Through Trust	5.875%	2/15/37	654,256	660,527
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
US Airways Pass-Through Trust	3.950%	11/15/25	1,750,647	$1,739,236
Total Passenger Airlines				22,365,098
Trading Companies & Distributors — 0.5%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	939,369 (c)(e)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	2,030,000	2,024,007 (a)
Total Trading Companies & Distributors				2,963,376

Total Industrials				44,000,474
Information Technology — 3.2%
IT Services — 0.1%
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	810,000	628,463
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	309,146
Broadcom Inc., Senior Notes	4.150%	11/15/30	346,000	334,953
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	263,783
Broadcom Inc., Senior Notes	5.200%	4/15/32	1,340,000	1,360,090
Broadcom Inc., Senior Notes	3.187%	11/15/36	991,000	813,841 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	606,006 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	400,000	406,739 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	1,090,000	1,134,106 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,400,000	1,425,921 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	1,820,000	1,892,194 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	220,000	225,497 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	580,000	385,058
Intel Corp., Senior Notes	4.900%	8/5/52	660,000	541,357
Intel Corp., Senior Notes	5.700%	2/10/53	330,000	303,559
Intel Corp., Senior Notes	3.200%	8/12/61	400,000	226,516
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	192,548
Micron Technology Inc., Senior Notes	2.703%	4/15/32	600,000	512,683
Micron Technology Inc., Senior Notes	5.800%	1/15/35	300,000	307,337
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	59,145
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	222,155
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	550,000	430,938
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	650,000	482,774
Total Semiconductors & Semiconductor Equipment				12,436,346
Software — 1.0%
Oracle Corp., Senior Notes	4.700%	9/27/34	560,000	534,972
Oracle Corp., Senior Notes	4.000%	7/15/46	1,800,000	1,377,568
Oracle Corp., Senior Notes	6.900%	11/9/52	270,000	297,893
Oracle Corp., Senior Notes	5.550%	2/6/53	1,780,000	1,665,042
Synopsys Inc., Senior Notes	5.000%	4/1/32	620,000	621,802
Synopsys Inc., Senior Notes	5.150%	4/1/35	930,000	935,253
Synopsys Inc., Senior Notes	5.700%	4/1/55	620,000	616,045
Total Software				6,048,575
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	407,000	$485,972

Total Information Technology				19,599,356
Materials — 4.3%
Chemicals — 0.7%
OCP SA, Senior Notes	3.750%	6/23/31	690,000	613,293 (a)
OCP SA, Senior Notes	6.750%	5/2/34	970,000	998,160 (a)
OCP SA, Senior Notes	5.125%	6/23/51	240,000	184,819 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,550,000	1,562,465 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,250,000	834,753 (a)
Total Chemicals				4,193,490
Construction Materials — 0.6%
CRH America Finance Inc., Senior Notes	5.500%	1/9/35	1,030,000	1,043,610
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	810,000	819,877
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	2,200,000	2,190,328 (a)
Total Construction Materials				4,053,815
Metals & Mining — 3.0%
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	405,910 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	462,187
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	400,000	398,778 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,400,000	1,474,054 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	791,315 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	344,672
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	590,000	590,736
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	366,021
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,320,000	965,570 (a)
Glencore Funding LLC, Senior Notes	5.634%	4/4/34	1,390,000	1,396,514 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	2,250,000	2,259,414 (a)(b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	610,000	614,340 (a)(b)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	2,460,000	2,425,070 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	1,670,000	1,683,461
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	323,883
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	692,693
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	550,000	493,931
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,460,000	2,442,393
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	189,303
Total Metals & Mining				18,320,245

Total Materials				26,567,550
Real Estate — 0.4%
Health Care REITs — 0.1%
Welltower OP LLC, Senior Notes	3.850%	6/15/32	410,000	381,691
Office REITs — 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	840,000	685,032
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	228,274
Total Office REITs				913,306
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	60,000	56,008
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Retail REITs — 0.2%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	8,000	$6,806
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	107,073 (a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	1,007,855 (a)
Total Retail REITs				1,121,734

Total Real Estate				2,472,739
Utilities — 8.2%
Electric Utilities — 7.7%
Alabama Power Co., Senior Notes	5.850%	11/15/33	720,000	760,216
Alabama Power Co., Senior Notes	5.100%	4/2/35	960,000	960,437
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	790,528 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	880,000	770,489
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	114,566
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	740,000	630,784 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	650,000	625,793 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	330,000	226,419 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	710,107
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	295,250
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	83,520
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	570,000	576,874
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	730,000	770,362
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	620,000	654,800
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	610,552
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	494,406
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	350,000	317,078 (c)(e)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	750,000	719,667 (c)(e)
Electricite de France SA, Senior Notes	5.750%	1/13/35	750,000	760,764 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	1,420,000	1,418,728
Exelon Corp., Junior Subordinated Notes (6.500% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 1.975%)	6.500%	3/15/55	430,000	428,364 (c)
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	308,185
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	573,185 (a)
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	430,000	421,776
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	190,583
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	960,000	980,932
Georgia Power Co., Senior Notes	5.250%	3/15/34	790,000	797,483
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,040,000	2,054,552
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	2,660,000	2,657,521 (a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	780,000	805,443 (a)
NextEra Energy Capital Holdings Inc., Junior Subordinated Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	400,000	408,775 (c)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	570,000	572,039 (c)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	1,540,000	1,444,872 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	630,000	630,518 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Ohio Edison Co., Senior Notes	6.875%	7/15/36	660,000	$743,899
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	1,000,000	1,004,635 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	520,000	526,015 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	388,871
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	710,000	694,142
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	630,000	591,110
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	383,891
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	593,330
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,340,000	1,452,867
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	1,070,000	1,081,162
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	324,939
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	267,423
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	539,010
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	920,000	958,302
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	2,130,000	2,148,250
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	860,000	873,216 (c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	490,000	497,678 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	620,000	610,918 (c)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	390,000	383,598
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	65,755
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,097,828	1,066,149
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	500,000	503,111
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	970,000	837,248
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	489,842
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	479,033
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	430,000	429,067
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	268,000	265,231 (c)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	900,000	923,817 (c)
Southern Co., Senior Notes	4.850%	3/15/35	690,000	668,181
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	550,000	544,330
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	1,890,000	1,882,000 (a)
Total Electric Utilities				46,782,588
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	930,000	936,892 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	668,803 (c)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	320,000	310,480 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	198,320
Total Independent Power and Renewable Electricity Producers				2,114,495
Multi-Utilities — 0.2%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	620,000	617,838
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — continued
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	$384,046
Total Multi-Utilities				1,001,884

Total Utilities				49,898,967
Total Corporate Bonds & Notes (Cost — $523,090,513)				505,391,098
Sovereign Bonds — 5.3%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	218,920	170,210
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,844,802	1,157,292
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,322,889	1,501,167 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	197,589	127,692 (d)
Total Argentina				2,956,361
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	890,000	855,513 (a)
Benin — 0.1%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	870,000	814,431 (a)
Bermuda — 0.1%

Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	660,000	576,642 (a)
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	1,810,000	1,764,063
Colombia — 0.0%††

Colombia Government International Bond, Senior Notes	5.625%	2/26/44	420,000	314,454
Israel — 1.0%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	600,000	530,249
Israel Government International Bond, Senior Notes	5.500%	3/12/34	5,350,000	5,328,600
Total Israel				5,858,849
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,580,000	1,539,212 (a)
Ivory Coast Government International Bond, Senior Notes	8.075%	4/1/36	610,000	585,466 (a)(b)
Total Ivory Coast				2,124,678
Jordan — 0.8%

Jordan Government International Bond, Senior Notes	4.950%	7/7/25	4,650,000	4,632,551 (a)
Mexico — 0.7%
Mexican Bonos, Senior Notes	8.500%	11/18/38	26,240,000 MXN	1,174,078
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,440,000	2,363,018
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	672,617
Total Mexico				4,209,713
Nigeria — 0.2%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,120,000	1,014,552 (a)
Panama — 0.1%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	790,000	577,802
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	930,000	934,604 (a)
Poland — 0.2%

Bank Gospodarstwa Krajowego, Senior Notes	5.750%	7/9/34	1,380,000	1,407,974 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Supranational — 0.7%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000	$603,316 (d)
Africa Finance Corp., Senior Notes	5.550%	10/8/29	2,500,000	2,492,776 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	977,887 (a)
Total Supranational				4,073,979

Total Sovereign Bonds (Cost — $32,523,859)				32,116,166
Asset-Backed Securities — 3.9%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	6.353%	4/17/35	1,070,000	1,071,470 (a)(c)
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	5.752%	4/15/31	1,470,000	1,470,751 (a)(c)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	581,201
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	6.055%	4/20/30	1,320,000	1,322,030 (a)(c)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,483,686	1,496,825 (a)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	5.929%	11/22/31	1,230,000	1,229,169 (a)(c)
GoldenTree Loan Management US CLO Ltd., 2019-5A BRR (3 mo. Term SOFR + 1.500%)	5.793%	10/20/32	1,020,000	1,022,130 (a)(c)
Goodgreen, 2022-1A A	3.840%	10/15/56	338,864	302,672 (a)
Goodgreen, 2023-1A A	5.900%	1/17/61	693,263	690,369 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	5.993%	1/20/31	1,010,000	1,010,282 (a)(c)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	308,755	318,981 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	462,501	419,592 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	164,025	148,025 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,227,262	1,134,089 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	5.843%	10/20/29	1,610,000	1,610,777 (a)(c)
MVW LLC, 2021-1WA C	1.940%	1/22/41	533,805	503,996 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	153,598	144,967 (a)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	6.087%	7/30/31	1,790,000	1,792,841 (a)(c)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.199%	1/15/28	1,000,000	1,003,506 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.649%	1/15/28	570,000	572,798 (a)(c)
Renew, 2023-1A A	5.900%	11/20/58	1,821,548	1,820,108 (a)
Renew, 2024-1A A	6.208%	11/20/59	2,079,448	2,097,442 (a)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.184%	10/15/41	435,361	458,228 (a)(c)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	408,333	358,467 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.943%	7/20/32	1,280,000	1,282,308 (a)(c)

Total Asset-Backed Securities (Cost — $23,609,684)				23,863,024
Collateralized Mortgage Obligations(i) — 3.0%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	641,192	646,304 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	920,723	930,728 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,389,844 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.740%	10/25/41	1,950,000	1,999,108 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	6.140%	11/25/41	190,000	190,973 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	5.190%	12/25/41	438,459	437,443 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.840%	10/25/43	1,172,116	1,173,602 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.840%	10/25/43	2,160,000	2,206,595 (a)(c)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	1,190,000	$1,227,865 (a)(c)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.652%	3/15/41	1,270,000	1,264,803 (a)(c)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	660,000	655,148 (a)(c)
GS Mortgage Securities Corp., 2023-SHIP B	4.936%	9/10/38	1,000,000	998,226 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	1,040,000	1,132,817 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,712,036	1,732,670 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	782,363	783,694 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,658,987	1,657,381 (a)

Total Collateralized Mortgage Obligations (Cost — $18,147,461)				18,427,201
Senior Loans — 2.2%
Communication Services — 0.5%
Interactive Media & Services — 0.5%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	1,994,898	1,984,924 (c)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	1,070,000	1,099,045 (j)(k)

Total Communication Services				3,083,969
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	1,801,800	1,792,791 (c)(j)(k)

Financials — 0.2%
Insurance — 0.2%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.049%	5/6/31	1,259,516	1,253,219 (c)(j)(k)

Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	404,746	409,376 (c)(j)(k)

Materials — 0.3%
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.175%	9/7/27	1,985,969	1,985,503 (c)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.189%	4/20/28	134,624	133,950 (c)(j)(k)

Total Materials				2,119,453
Utilities — 0.8%
Electric Utilities — 0.3%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.044%	4/16/31	1,950,300	1,949,081 (c)(j)(k)
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.325%	4/30/31	3,253,650	3,148,931 (c)(j)(k)

Total Utilities				5,098,012
Total Senior Loans (Cost — $13,801,674)				13,756,820
Municipal Bonds — 0.8%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	697,570
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	998,470
Total California				1,696,040
Florida — 0.0%††

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	254,532
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

New York — 0.1%

Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	$734,366
Ohio — 0.1%

American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	460,000	538,816
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	1,464,511	1,484,998

Total Municipal Bonds (Cost — $5,249,696)				4,708,752
U.S. Government & Agency Obligations — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Notes	3.875%	3/15/28	950,000	949,889
U.S. Treasury Notes	4.625%	2/15/35	2,560,000	2,645,000

Total U.S. Government & Agency Obligations (Cost — $3,572,808)				3,594,889
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Capital Markets — 0.0%††
Bank of New York Mellon Corp., Non Voting Shares (6.150% to 3/20/30 then 5 year Treasury Constant Maturity Rate + 2.161%)	6.150%		13,795	351,773 (c)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.775%		15,675	382,078 (c)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		49,247	1,243,979 (c)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		24,654	555,208 (c)
Total Mortgage Real Estate Investment Trusts (REITs)				1,799,187

Total Preferred Stocks (Cost — $2,484,225)				2,533,038
Total Investments before Short-Term Investments (Cost — $622,479,920)				604,390,988

Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $600,416)	4.315%		600,416	600,416 (l)(m)
Total Investments — 98.9% (Cost — $623,080,336)				604,991,404
Other Assets in Excess of Liabilities — 1.1%				6,686,657
Total Net Assets — 100.0%				$611,678,061

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $600,416 and the cost was $600,416 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	1,490	6/25	$159,527,633	$161,152,813	$1,625,180
U.S. Treasury 10-Year Notes	138	6/25	15,228,405	15,348,188	119,783
U.S. Treasury Long-Term Bonds	410	6/25	47,513,176	48,085,313	572,137
U.S. Treasury Ultra Long-Term Bonds	176	6/25	21,229,860	21,516,000	286,140
					2,603,240
Contracts to Sell:
U.S. Treasury 2-Year Notes	107	6/25	22,076,945	22,167,391	(90,446)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Corporate Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	883	6/25	$99,293,495	$100,772,375	$(1,478,880)
					(1,569,326)
Net unrealized appreciation on open futures contracts					$1,033,914
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,411,029	USD	762,850	Citibank N.A.	4/2/25	$9,782
USD	768,177	BRL	4,411,029	Citibank N.A.	4/2/25	(4,455)
BRL	4,411,029	USD	768,178	Goldman Sachs Group Inc.	4/2/25	4,455
USD	769,679	BRL	4,411,029	Goldman Sachs Group Inc.	4/2/25	(2,953)
JPY	110,785,112	USD	707,459	Citibank N.A.	4/16/25	32,477
BRL	4,411,029	USD	765,392	Goldman Sachs Group Inc.	5/5/25	2,548
Net unrealized appreciation on open forward foreign currency contracts						$41,854

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
JPY	—	Japanese Yen
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Delta Air Lines Inc., 7.375%, due 1/15/26	$2,530,000	6/20/30	1.730%	5.000% quarterly	$377,945	$407,105	$(29,160)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$58,766,242	$1,399,765	$60,166,007
Financials	—	167,709,244	0 *	167,709,244
Other Corporate Bonds & Notes	—	277,515,847	—	277,515,847
Sovereign Bonds	—	32,116,166	—	32,116,166
Asset-Backed Securities	—	23,863,024	—	23,863,024
Collateralized Mortgage Obligations	—	18,427,201	—	18,427,201
Senior Loans	—	13,756,820	—	13,756,820
Municipal Bonds	—	4,708,752	—	4,708,752
U.S. Government & Agency Obligations	—	3,594,889	—	3,594,889
Preferred Stocks:
Financials	$2,150,960	382,078	—	2,533,038
Total Long-Term Investments	2,150,960	600,840,263	1,399,765	604,390,988
Short-Term Investments†	600,416	—	—	600,416
Total Investments	$2,751,376	$600,840,263	$1,399,765	$604,991,404
Other Financial Instruments:
Futures Contracts††	$2,603,240	—	—	$2,603,240
Forward Foreign Currency Contracts††	—	$49,262	—	49,262
Total Other Financial Instruments	$2,603,240	$49,262	—	$2,652,502
Total	$5,354,616	$600,889,525	$1,399,765	$607,643,906
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,569,326	—	—	$1,569,326
Forward Foreign Currency Contracts††	—	$7,408	—	7,408
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	29,160	—	29,160
Total	$1,569,326	$36,568	—	$1,605,894

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,229,676	$31,122,140	31,122,140	$33,751,400	33,751,400

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$7,568	—	$600,416

Western Asset Corporate Bond Fund 2025 Quarterly Report